Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,000
Previously Paid Amount	0
Total Fee Amount	24.44
Net Fee	$ 24.44
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A